Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Performing in accordance with modified repayment terms	$ 5,873	$ 1,949
Nonperforming	762	227
Total	6,635	2,176
Specific reserve	$ 23	$ 61